Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Inventories

	December 31, 2020
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,181,890	(79,815)	2,102,075

	December 31, 2021
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	3,328,763	(121,586)	3,207,177

Cost of Inventories Recognized as an Expense	The cost of inventories recognized as an expense for the year:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Cost of revenue	16,372,032	17,957,568	20,103,735
Loss on abandonment	12,369	5,323	552
Allowance for inventory valuation and obsolescence loss	27,341	16,317	41,770

	16,411,742	17,979,208	20,146,057